Exhibit 99.1

USAA Auto Owner Trust 2015-1

Asset-Backed Notes

Sample Receivable Agreed-Upon Procedures

Report To:

USAA Acceptance, LLC

USAA Federal Savings Bank

United Services Automobile Association

RBC Capital Markets, LLC

7 July 2015

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

USAA Acceptance, LLC

9830 Colonnade Boulevard

Suite 600

San Antonio, Texas 78230

USAA Federal Savings Bank

10750 McDermott Freeway

San Antonio, Texas 78288

United Services Automobile Association

9800 Fredericksburg Road

San Antonio, Texas 78288

RBC Capital Markets, LLC

200 Vesey Street, 8th Floor

New York, New York 10281

Re:	USAA Auto Owner Trust 2015-1
Asset-Backed Notes (the “Notes”)
Sample Receivable Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist USAA Acceptance, LLC (the “Depositor”) in evaluating the accuracy of certain information with respect to a pool of retail motor vehicle installment loans that are secured by new and used automobiles and light duty trucks (the “Receivables”) relating to the USAA Auto Owner Trust 2015-1 securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

A member firm of Ernst & Young Global Limited

Attachment A

For the purpose of the procedures described in this report, USAA Federal Savings Bank (the “Sponsor”), on behalf of the Depositor, provided us with:

a.	Electronic data files labeled:
i.	“USAA 2015-1 Potential Pool Cut_4_RBC.xlsx” and the corresponding record layout and decode information (the “Preliminary Data File”), which the Sponsor, on behalf of the Depositor, indicated contains information as of 31 May 2015 (the “Preliminary Cut-off Date”) on certain retail motor vehicle installment loans (the “Preliminary Receivables”) that are expected to be representative of the Receivables and
ii.	“USAOT 2015-1 Final Pool Cut_Updated.xlsx” and the corresponding record layout and decode information (the “Final Data File”), which the Sponsor, on behalf of the Depositor, indicated contains information as of 30 June 2015 (the “Cut-off Date”) on the Receivables,
b.	Imaged copies of the:
i.	Note, disclosure and security agreement, addendum to note, rate correction letter and/or disclosure and security agreement (collectively, the “Contract”),
ii.	Borrower credit report (the “Credit Report”),
iii.	Certificate of title or the lien and title information report (collectively, the “Title”),
iv.	Loan subvention authorization form or consumer loan application (collectively, the “Subvention Program Letter”) and
v.	Certain printed screen shots from the Sponsor’s computerized loan servicing system (the “System Screen Shots,” together with the Contract, Credit Report, Title and Subvention Program Letter, the “Source Documents”)

relating to each Sample Receivable (as defined in Attachment A),

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File and the Final Data File, which are listed on Exhibit 2 to Attachment A and
d.	Instructions, assumptions and methodologies (which are described in Attachment A).

The procedures in Attachment A were limited to a comparison or recalculation of certain information that is further described in Attachment A. The Depositor is responsible for the Preliminary Data File, the Final Data File, the Source Documents, the Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Preliminary Data File and Final Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the information on the Source Documents or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Preliminary Receivables or Receivables, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

Attachment A

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with the attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not conducted for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Receivables conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Receivables,
iii.	Whether the originator of the Receivables complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

7 July 2015

Attachment A

Procedures we performed and our associated findings

1.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 150 Preliminary Receivables from the Preliminary Data File (the “Sample Receivables”). The Sample Receivables are listed on Exhibit 1 to Attachment A. For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they selected the number of Sample Receivables that we were instructed to randomly select from the Preliminary Data File.

2.	For each Sample Receivable, we performed the following procedures:

a.	We compared the Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on the Source Documents, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are described in the notes to Exhibit 2 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 2 to Attachment A. Except for the information shown on Exhibit 3 to Attachment A, all such compared information was in agreement.

b.	We observed that the Contract contained a signature in the borrower signature section of the Contract. We performed no procedures to determine the validity of the signature contained on the Contract.

c.	We observed that a truth-in-lending disclosure statement was included as part of the Contract.

d.	We observed a lien status code of “3” on the System Screen Shots, which the Sponsor, on behalf of the Depositor, indicated is evidence of a lien status of “lien perfected.” We performed no procedures to verify the validity or authenticity of the “lien perfected” identification code on the System Screen Shots.

e.	We observed that the Sponsor was the named lien holder or owner on the Title. For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to ignore differences due to truncation or abbreviation.

A member firm of Ernst & Young Global Limited

Attachment A

3.	For each retail motor vehicle installment loan on the Preliminary Data File and Final Data File, we compared the account number (the “Account Number”) on the Preliminary Data File to the corresponding Account Number on the Final Data File, and noted that:
a.	2,448 of the Receivables included on the Final Data File were not included on the Preliminary Data File,
b.	1,176 of the Preliminary Receivables included on the Preliminary Data File were not included on the Final Data File (the “Removed Receivables”) and
c.	Five (5) of the Removed Receivables were Sample Receivables (the “Removed Sample Receivables”), which are identified on Exhibit 1 to Attachment A.

4.	For the 145 Sample Receivables that were included on the Final Data File, we compared the Sample Characteristics listed on Exhibit 2 to Attachment A (except for the current credit score Sample Characteristic, which the Sponsor, on behalf of the Depositor, instructed us not to compare due to the passage of time between the Preliminary Cut-off Date and the Cut-off Date), all as shown on the Preliminary Data File, to the corresponding information on the Final Data File. All such compared information was in agreement.

Exhibit 1 to Attachment A

Sample Receivables

Sample Receivable Number	Account Number	Removed Sample Receivable	Sample Receivable Number	Account Number	Removed Sample Receivable

1	******5979		34	******8060
2	******9954		35	******3425
3	****3296		36	******4778
4	******2357		37	******6958
5	******9675		38	******6035
6	******4355		39	******2550
7	******8500		40	******6655
8	******9538		41	******1963
9	******1006		42	******8072
10	******6324		43	******0992
11	******8130		44	******8064
12	******5498		45	******2079
13	****0230		46	******1515
14	******3978		47	******7606
15	******8119		48	******7140
16	******2810		49	******9132
17	******2032		50	******5476
18	******6169		51	******9315
19	******3451		52	******2873
20	******2655		53	******5887
21	******2651		54	******3653
22	******5636		55	******4481
23	******6859		56	******3058
24	******1275		57	******0120
25	******9634		58	******5758
26	******3127		59	******7289
27	******7830		60	******5157
28	****5575		61	******9530
29	******5800		62	******8056
30	******2250		63	******4138
31	******3622		64	******6242
32	******8172		65	******6918
33	******6208		66	******1677
67	******9611		104	******7137

A member firm of Ernst & Young Global Limited

Exhibit 1 to Attachment A

Sample Receivable Number	Account Number	Removed Sample Receivable	Sample Receivable Number	Account Number	Removed Sample Receivable

68	******0557	X	105	******8989
69	******5378		106	******8418
70	******1836		107	******1076
71	******7576		108	******8875
72	******8973		109	******9059
73	******1621		110	******7598
74	******8857		111	******3682
75	******0086		112	******9459
76	******6594		113	******2312
77	******2034		114	******6319
78	******6034		115	******2627
79	******4517	X	116	******2704
80	******0918		117	******3811
81	******6915		118	******5692
82	******8092		119	******4403
83	******7593		120	******7266
84	******1549		121	******4867
85	******4593		122	******5374
86	******4040		123	******2509
87	******7607		124	******8598
88	******6495		125	******1393
89	******0475		126	******4272
90	******3652		127	******0957
91	******1196		128	******8919
92	******2645		129	******1903
93	****3293	X	130	******1557
94	******3335		131	******2198	X
95	******4523		132	******5737
96	******8775		133	******6039
97	******4098		134	******1410
98	******6125		135	******0991
99	******7967		136	******1360
100	******2284		137	******1252
101	******0113		138	******2984
102	******6390		139	******2021
103	******9354		140	******5655
141	******2750		146	******9214

Exhibit 1 to Attachment A

Sample Receivable Number	Account Number	Removed Sample Receivable	Sample Receivable Number	Account Number	Removed Sample Receivable

142	******8168		147	******6952
143	******9979		148	******4640	X
144	******9255		149	******6897
145	******4319		150	******9680

Note:

To protect the personal information of the borrowers, all Account Numbers in this report have been redacted to only display the last 4 digits.

Exhibit 2 to Attachment A

Sample Characteristics

Sample Characteristic	Source Document(s)	Note(s)

Account number	Contract

Borrower state	Contract or System Screen Shots	i., ii.

Original loan maturity date	Contract

Original APR	Contract	iii., iv.

Original loan principal balance	Contract

Original loan term	Contract

New/used vehicle collateral status	System Screen Shots

Current credit score	Credit Report

Subvention (yes/no)	Subvention Program Letter or System Screen Shots	v., vi.

Subvention original APR (if applicable)	Subvention Program Letter, Contract and Recalculation	iv., vii.

Notes:

i.	For the purpose of comparing the borrower state Sample Characteristic for each Sample Receivable (except Sample Receivable number 102), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document.

ii.	For the purpose of comparing the borrower state Sample Characteristic for Sample Receivable number 102, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

iii.	For the purpose of comparing the original APR Sample Characteristic, the Sponsor, on behalf of the Depositor, instructed us to round the original APR, as shown on the Contract, to two decimal places.

iv.	For the purpose of comparing the original APR and subvention original APR Sample Characteristics, the Sponsor, on behalf of the Depositor, instructed us to ignore absolute differences of +/- 0.02% or less.

v.	For the purpose of comparing the subvention (yes/no) Sample Characteristic for each Sample Receivable (except for Sample Receivable number 137), the Sponsor, on behalf of the Depositor, instructed us to use “yes” if there was a Subvention Program Letter provided for such Sample Receivable, and to use “no” if there was not a Subvention Program Letter provided for such Sample Receivable.

A member firm of Ernst & Young Global Limited

Exhibit 2 to Attachment A

Notes: (continued)

vi.	For the purpose of comparing the Subvention (yes/no) Sample Characteristic for Sample Receivable number 137, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

vii.	For the purpose of comparing the subvention original APR (if applicable) Sample Characteristic for each Sample Receivable that has a subvention (yes/no) value of “yes” on the Preliminary Data File, the Sponsor, on behalf of the Depositor, instructed us to recalculate the subvention original APR by:
a.	Subtracting the rate reduction amount, as shown on the Subvention Program Letter, from the original APR, as shown on the Contract, and
b.	Rounding the result to two decimal places.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are described in the notes above.

Exhibit 3 to Attachment A

Sample Characteristic Differences

Sample Receivable Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

19	Original APR	9.25%	9.22%

34	Original APR	7.75%	7.71%

65	Original APR	11.24%	11.20%

76	Original APR	15.75%	15.71%

79	Original APR	13.44%	13.41%

118	Borrower state	KS	Nairobi

125	Original APR	8.25%	8.22%

128	Original APR	6.99%	6.96%

142	Original APR	15.49%	15.43%

A member firm of Ernst & Young Global Limited